Related Party Transactions - Additional Information (Detail)		12 Months Ended
	Dec. 01, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 15, 2017	Sep. 30, 2017	Jun. 30, 2017 d	Jun. 01, 2017	Mar. 01, 2017	Oct. 15, 2015	Jun. 30, 2015
Related Party Transaction [Line Items]
Ownership percentage by parent		100.00%
Partnership agreement, description		The Partnership is a party to an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS.
Guarantor obligations, related party disclosure		Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the existing charters of each of the Bodil Knutsen and the WindsorKnutsen for a period of five years from the closing date of the IPO.
Number of days vessel went off-hiredue to damage | d					6
Credit facility amount		$ 20,000,000
KNOT Shuttle Tankers 21 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired									100.00%
Knutsen NYK Shuttle Tankers 21 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired								100.00%
Raquel Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired	100.00%
Tordis Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired							100.00%
Vigdis Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired						100.00%
Lena Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired				100.00%
Brasil Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired			100.00%
Knot Shuttle Tankers 25 As [Member] | Vigdis Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired						100.00%
Number of days vessel went off-hiredue to damage | d					6
Director Fee [Member]
Related Party Transaction [Line Items]
Management and Directors, Compensation		50,000
Committee Fee [Member]
Related Party Transaction [Line Items]
Management and Directors, Compensation		12,000
Chairman Fee [Member]
Related Party Transaction [Line Items]
Management and Directors, Compensation		$ 3,000
Sellers Credit and Sellers Loan [Member] | 25 Million Seller's Credit and Seller's Loan [Member] | Raquel Knutsen [Member]
Related Party Transaction [Line Items]
Credit facility amount	$ 25,000,000
Credit facility repayment date	Jan. 13, 2017	Jan. 13, 2017
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental claims indemnification deductible		$ 500,000
Environmental claims indemnification liabilities aggregate cap		$ 5,000,000
TSSI [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent		50.00%
TSSI [Member] | Chief Executive Officer [Member] | Seglem Holding AS [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent		100.00%
NYK [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent		50.00%